Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Summary of Commitments
	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Intangible assets	25,025	6,160
Music education equipment	1,028	8,043
	26,053	14,203